6. EQUIPMENT, VEHICLES AND FURNITURE: Schedule of Equipment, Vehicles and Furniture (Details) - CAD ($)		12 Months Ended
		Jan. 31, 2025		Jan. 31, 2024
Equpment, Vehicles and Furniture, starting balance		$ 13,063	[1]	$ 18,672
Additions for the year		1,449		(5,609)
Disposals for period		(3)		0
Equpment, Vehicles and Furniture, ending balance	[1]	14,509		13,063
Automobiles - Value at Cost
Equpment, Vehicles and Furniture, starting balance		62,633		62,633
Additions for the year		0		0
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		62,633		62,633
Automobiles - Accumulated Depreciation
Equpment, Vehicles and Furniture, starting balance		(49,851)		(44,373)
Additions for the year		(3,835)		(5,478)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		(53,686)		(49,851)
Automobiles - Net book value
Equpment, Vehicles and Furniture, starting balance		12,782		18,260
Additions for the year		(3,835)		(5,478)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		8,947		12,782
Office furniture and equipment - Value at Cost
Equpment, Vehicles and Furniture, starting balance		15,394		15,394
Additions for the year		0		0
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		15,394		15,394
Office furniture and equipment - Accumulated Depreciation
Equpment, Vehicles and Furniture, starting balance		(15,221)		(15,178)
Additions for the year		(35)		(43)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		(15,256)		(15,221)
Office furniture and equipment - Net book value
Equpment, Vehicles and Furniture, starting balance		173		216
Additions for the year		(35)		(43)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		138		173
Computer equipment - Value at Cost
Equpment, Vehicles and Furniture, starting balance		33,384		33,384
Additions for the year		6,924		0
Disposals for period		(15,408)		0
Equpment, Vehicles and Furniture, ending balance		24,900		33,384
Computer equipment - Accumulated Depreciation
Equpment, Vehicles and Furniture, starting balance		(33,276)		(33,188)
Additions for the year		(1,605)		(88)
Disposals for period		15,405		0
Equpment, Vehicles and Furniture, ending balance		(19,476)		(33,276)
Computer equipment - Net book value
Equpment, Vehicles and Furniture, starting balance		108		196
Additions for the year		5,319		(88)
Disposals for period		(3)		0
Equpment, Vehicles and Furniture, ending balance		$ 5,424		$ 108

[1]	Note 6